LAND USE RIGHTS, NET (Tables)	12 Months Ended
Feb. 28, 2023
LAND USE RIGHTS, NET
Schedule Of Land Use Right, net

	As of	As of
	February 28,	February 28,
	2022	2023

Land use rights	$207,657	$207,657
Less: accumulated amortization	(11,749)	(15,985)

Add: foreign exchange difference	21,800	2,206

Land use rights, net	$217,708	$193,878